Disaggregated Revenue - Schedule of Transaction Price Allocated to Remaining Performance Obligations Expected to be Recognized as Revenue (Details) - Mar. 31, 2026	HKD ($)	USD ($)
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligations	$ 98,490,660	$ 12,562,584
2027 [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligations	81,047,660	10,337,712
2028 [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligations	$ 17,443,000	$ 2,224,872